COMMITMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
COMMITMENTS

19.	COMMITMENTS

At June 30, 2024 the Company had capital commitments of CNY2,432 (US$335) (December 31, 2023: CNY2,432) associated with mineral exploration for the Zimbabwean lithium mine. The corresponding capital expenditures will be paid along with the progress of the exploration works once the mine formally enters into the exploration phase.

29.	COMMITMENTS

At December 31 2023, the Company had capital commitments of CNY2,432 (December 31 2022: Nil ) associated with mineral exploration for the Zimbabwean lithium mine. The corresponding capital expenditures will be paid along with the progress of the exploration works once the mine formally enters into the exploration phase.